UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14

Item 1. Schedule of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 96.1%
Belgium 0.5%
UCB SA	Pharmaceuticals	475,500	$37,328,203

Brazil 0.7%
BM&F BOVESPA SA	Diversified Financial Services	11,451,460	47,040,313

Canada 5.5%
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	3,718,980	83,500,583
Ensign Energy Services Inc.	Energy Equipment & Services	4,529,930	43,108,229
HudBay Minerals Inc.	Metals & Mining	7,074,590	53,339,426
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	3,190,580	100,771,314
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	10,631,910	50,681,282
Trican Well Service Ltd.	Energy Equipment & Services	6,748,990	45,689,830
			377,090,664
China 7.5%
China Agri-Industries Holdings Ltd.	Food Products	37,456,000	14,586,535
China Life Insurance Co. Ltd., H	Insurance	17,725,000	61,369,747
China Mobile Ltd.	Wireless Telecommunication
	Services	5,656,500	69,658,635
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	300	853
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	150,118,382	90,594,854
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	24,925,250	23,206,012
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	24,986,930	27,001,054
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,370,600	51,146,802
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	42,361,000	37,144,876
Sinopharm Group Co.	Health Care Providers & Services	14,427,600	53,766,991
Springland International Holdings Ltd.	Multiline Retail	12,391,500	4,729,763
[a,b]Trina Solar Ltd., ADR	Semiconductors & Semiconductor
	Equipment	8,757,119	87,833,904
			521,040,026
France 10.8%
AXA SA	Insurance	4,829,872	116,699,204
BNP Paribas SA	Banks	2,391,643	153,463,161
Cie Generale des Etablissements Michelin, B	Auto Components	791,030	72,799,100
Compagnie de Saint-Gobain	Building Products	1,372,060	63,076,105
Sanofi	Pharmaceuticals	937,695	90,859,612
Societe Generale SA	Banks	616,956	30,627,610
Technip SA	Energy Equipment & Services	1,627,700	105,942,674
Total SA, B	Oil, Gas & Consumable Fuels	2,039,510	114,192,271
			747,659,737
Germany 8.0%
Bayer AG	Pharmaceuticals	561,680	84,545,347
Deutsche Boerse AG	Diversified Financial Services	1,096,890	80,198,422
Deutsche Lufthansa AG	Airlines	3,374,930	60,292,438
Gerresheimer AG	Life Sciences Tools & Services	682,240	37,727,432
[a]Kloeckner & Co. SE	Trading Companies & Distributors	1,521,460	18,020,029
Merck KGaA	Pharmaceuticals	683,564	68,123,684
[a]Metro AG	Food & Staples Retailing	1,351,254	45,925,466
[a]MorphoSys AG	Life Sciences Tools & Services	337,380	33,241,059
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	240,272	49,532,413
Siemens AG	Industrial Conglomerates	624,142	73,915,023
			551,521,313
Hong Kong 2.4%
First Pacific Co. Ltd.	Diversified Financial Services	16,393,500	17,228,723
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	371,378,280	100,567,949

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments
	& Components	27,361,904	51,160,893
			168,957,565
India 0.6%
Jain Irrigation Systems Ltd.	Machinery	10,886,360	14,743,222
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,745,914	25,434,401
			40,177,623
Ireland 0.7%
CRH PLC (EUR Traded)	Construction Materials	1,617,990	38,258,181
CRH PLC (GBP Traded)	Construction Materials	524,810	12,402,728
			50,660,909
Israel 1.6%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,928,300	109,874,534

Italy 3.2%
Eni SpA	Oil, Gas & Consumable Fuels	3,710,120	74,199,113
[a]Saipem SpA	Energy Equipment & Services	2,418,210	34,638,910
UniCredit SpA	Banks	14,912,837	110,333,401
			219,171,424
Japan 6.2%
Bandai Namco Holdings Inc.	Leisure Products	20	433
CANON Inc.	Technology Hardware, Storage &
	Peripherals	1,407,600	45,083,760
Capcom Co. Ltd.	Software	2,302,160	34,234,665
ITOCHU Corp.	Trading Companies & Distributors	10,194,100	117,323,621
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	2,407,100	28,068,299
Nissan Motor Co. Ltd.	Automobiles	11,621,670	108,540,072
Toyota Motor Corp.	Automobiles	1,498,680	92,352,730
			425,603,580
Netherlands 5.7%
Aegon NV	Insurance	12,407,865	97,482,740
Akzo Nobel NV	Chemicals	1,058,920	73,218,405
[a]ING Groep NV, IDR	Banks	4,941,278	72,440,169
[a]QIAGEN NV	Life Sciences Tools & Services	2,945,420	70,434,023
[a]SBM Offshore NV	Energy Equipment & Services	6,218,814	84,048,946
			397,624,283
Norway 0.8%
Telenor ASA	Diversified Telecommunication
	Services	2,649,156	55,780,824

Russia 1.0%
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	557,810	25,960,477
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,950,540	34,641,591
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	868,900	10,617,958
			71,220,026
Singapore 1.2%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	3,031,023	33,614,045
United Overseas Bank Ltd.	Banks	2,630,570	48,441,403
			82,055,448
South Korea 12.9%
Daewoo International Corp.	Trading Companies & Distributors	1,314,220	40,379,412
Hana Financial Group Inc.	Banks	4,962,910	150,701,966
Hyundai Mobis Co. Ltd.	Auto Components	325,740	72,282,616
Hyundai Motor Co.	Automobiles	248,510	39,963,427
KB Financial Group Inc.	Banks	3,652,317	127,639,144
KIWOOM Securities Co. Ltd.	Capital Markets	552,080	24,799,209
Korea Investment Holdings Co. Ltd.	Capital Markets	1,010,610	52,114,827
POSCO	Metals & Mining	327,220	88,926,467

Templeton Foreign Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	257,354	297,560,505
			894,367,573
Spain 1.1%
Telefonica SA	Diversified Telecommunication
	Services	4,803,065	76,989,093

Sweden 0.7%
Getinge AB, B	Health Care Equipment & Supplies	2,182,525	50,518,160
Switzerland 7.0%
ABB Ltd.	Electrical Equipment	2,367,760	53,178,063
[a]Basilea Pharmaceutica AG	Biotechnology	203,780	19,665,851
Credit Suisse Group AG	Capital Markets	5,306,469	141,872,151
GAM Holding Ltd.	Capital Markets	1,713,950	30,347,963
Lonza Group AG	Life Sciences Tools & Services	354,150	41,658,235
[a]Meyer Burger Technology AG	Machinery	3,177,020	25,166,143
Roche Holding AG	Pharmaceuticals	471,350	141,246,378
Swiss Re AG	Insurance	357,903	30,611,222
			483,746,006
Thailand 0.5%
Bangkok Bank PCL, fgn.	Banks	5,538,300	34,045,545

Turkmenistan 0.5%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	4,163,540	32,592,486

United Kingdom 16.1%
Aberdeen Asset Management PLC	Capital Markets	5,506,380	38,746,532
Aviva PLC	Insurance	8,816,014	70,046,534
BAE Systems PLC	Aerospace & Defense	9,393,220	70,680,647
Barclays PLC	Banks	12,177,390	46,691,387
BP PLC	Oil, Gas & Consumable Fuels	10,820,530	71,114,023
Carillion PLC	Construction & Engineering	9,515,960	51,734,832
GlaxoSmithKline PLC	Pharmaceuticals	4,372,854	101,564,538
HSBC Holdings PLC	Banks	9,489,600	94,544,878
Kingfisher PLC	Specialty Retail	15,948,634	77,826,725
Marks & Spencer Group PLC	Multiline Retail	12,678,515	96,868,734
Petrofac Ltd.	Energy Equipment & Services	4,606,822	59,443,729
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,460,590	85,551,846
Serco Group PLC	Commercial Services & Supplies	3,274,612	8,978,265
Standard Chartered PLC	Banks	3,617,350	53,018,463
Tesco PLC	Food & Staples Retailing	42,750,720	124,668,429
Vodafone Group PLC	Wireless Telecommunication
	Services	17,884,495	65,441,071
			1,116,920,633
United States 0.9%
Noble Corp. PLC	Energy Equipment & Services	3,404,377	61,244,742
Paragon Offshore PLC	Energy Equipment & Services	582,172	2,113,285
			63,358,027
Total Common Stocks (Cost $6,633,296,359)			6,655,343,995
Preferred Stocks (Cost $33,800,579) 0.4%
Brazil 0.4%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,369,210	24,189,634

Total Investments before Short Term Investments (Cost $6,667,096,938)			6,679,533,629
		Principal Amount*

Short Term Investments 3.8%
Time Deposits 3.4%
Canada 2.4%
Bank of Montreal, 0.05%, 12/01/14		92,000,000	92,000,000

Templeton Foreign Fund
Statement of Investments, November 30, 2014 (unaudited) (continued)
Royal Bank of Canada, 0.05%, 12/01/14	77,000,000	77,000,000
		169,000,000
United States 1.0%
Scotia Capital Markets, 0.03%, 12/01/14	66,000,000	66,000,000
Total Time Deposits (Cost $235,000,000)		235,000,000
Total Investments before Money Market Funds (Cost $6,902,096,938)		6,914,533,629
	Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$27,951,750) 0.4%
Money Market Funds 0.4%
United States 0.4%
[c]BNY Mellon Overnight Government Fund, 0.079%	27,951,750	27,951,750
Total Investments (Cost $6,930,048,688) 100.3%		6,942,485,379
Other Assets, less Liabilities (0.3)%		(19,322,519)
Net Assets 100.0%		$6,923,162,860

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security is on loan at November 30, 2014.
c The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton World Fund

Statement of Investments, November 30, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 97.7%
Australia 1.0%
[a]Qantas Airways Ltd.	Airlines	36,588,496	$59,803,752

Austria 0.4%
UNIQA Insurance Group AG	Insurance	264,099	2,770,698
[b]UNIQA Insurance Group AG, 144A	Insurance	1,891,099	19,839,774
			22,610,472
Belgium 0.1%
UCB SA	Pharmaceuticals	113,270	8,892,041

Canada 1.4%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,415,877	44,719,074
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	7,709,270	36,749,341
Trican Well Service Ltd.	Energy Equipment & Services	869,300	5,885,054
			87,353,469
China 1.3%
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	25,078,000	23,348,226
Dongfang Electric Corp. Ltd., H	Electrical Equipment	5,317,519	9,654,627
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	29,094,000	31,439,183
Weichai Power Co. Ltd., H	Machinery	3,292,000	12,459,245
			76,901,281
France 7.0%
AXA SA	Insurance	2,231,490	53,917,186
BNP Paribas SA	Banks	2,071,960	132,950,249
Compagnie de Saint-Gobain	Building Products	128,250	5,895,887
Sanofi	Pharmaceuticals	1,126,230	109,128,043
Technip SA	Energy Equipment & Services	445,020	28,965,171
Total SA, B	Oil, Gas & Consumable Fuels	1,704,440	95,431,684
			426,288,220
Germany 4.2%
[a]Commerzbank AG	Banks	503,100	7,704,258
Deutsche Boerse AG	Diversified Financial Services	461,140	33,715,961
Deutsche Lufthansa AG	Airlines	2,022,710	36,135,303
Merck KGaA	Pharmaceuticals	577,200	57,523,495
[a]Metro AG	Food & Staples Retailing	981,551	33,360,262
[a]Osram Licht AG	Electrical Equipment	2	83
SAP SE	Software	327,904	23,129,776
Siemens AG	Industrial Conglomerates	546,680	64,741,461
			256,310,599
Hong Kong 0.9%
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	58,068,000	15,724,613
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,128,583	14,152,948
Noble Group Ltd.	Trading Companies & Distributors	23,992,600	22,551,166
			52,428,727
India 0.3%
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,171,931	18,665,935

Ireland 1.2%
CRH PLC	Construction Materials	2,974,644	70,336,941

Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,604,836	91,443,555

Italy 3.0%
Eni SpA	Oil, Gas & Consumable Fuels	3,419,295	68,382,870
[a]Saipem SpA	Energy Equipment & Services	1,941,322	27,807,874

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)

UniCredit SpA	Banks	11,423,784	84,519,461
			180,710,205
Japan 3.3%
ITOCHU Corp.	Trading Companies & Distributors	3,108,170	35,771,844
Nissan Motor Co. Ltd.	Automobiles	11,509,200	107,489,664
Toyota Motor Corp.	Automobiles	908,700	55,996,561
			199,258,069
Netherlands 3.2%
Aegon NV	Insurance	2,257,690	17,737,605
Akzo Nobel NV	Chemicals	562,710	38,908,254
[a]ING Groep NV, IDR	Banks	5,660,522	82,984,437
[a,b]NN Group NV, 144A	Insurance	348,800	10,598,102
[a]QIAGEN NV	Life Sciences Tools & Services	1,170,061	27,979,746
[a]SBM Offshore NV	Energy Equipment & Services	1,035,142	13,990,223
			192,198,367
Norway 1.2%
Telenor ASA	Diversified Telecommunication
	Services	3,470,220	73,069,208

Portugal 0.6%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,902,130	35,394,666

Russia 1.1%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	934,572	5,462,574
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	240,082	11,173,416
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	2,339,834	41,555,452
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	728,192	8,898,506
			67,089,948
Singapore 2.4%
DBS Group Holdings Ltd.	Banks	3,301,396	50,231,476
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	3,321,075	36,830,722
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	19,659,261	58,828,449
			145,890,647
South Korea 6.7%
Hana Financial Group Inc.	Banks	1,746,727	53,040,493
Hyundai Motor Co.	Automobiles	232,725	37,425,007
KB Financial Group Inc.	Banks	1,876,166	65,567,206
POSCO	Metals & Mining	293,882	79,866,414
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	146,814	169,750,802
			405,649,922
Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	3,802,046	60,943,600

Switzerland 5.5%
ABB Ltd.	Electrical Equipment	1,080,030	24,256,641
Credit Suisse Group AG	Capital Markets	4,014,252	107,323,828
Roche Holding AG	Pharmaceuticals	458,562	137,414,282
Swiss Re AG	Insurance	762,200	65,190,494
			334,185,245
Taiwan 1.1%
Compal Electronics Inc.	Technology Hardware, Storage &
	Peripherals	11,309,325	7,222,677
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,587,112	16,371,846

Templeton World Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)

Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	20,588,000	40,707,170
			64,301,693
Turkey 0.6%
[a]Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication
	Services	5,561,571	35,204,574

United Kingdom 15.0%
Aviva PLC	Insurance	10,578,606	84,050,988
BAE Systems PLC	Aerospace & Defense	8,784,320	66,098,891
Barclays PLC	Banks	11,938,317	45,774,717
BP PLC	Oil, Gas & Consumable Fuels	6,087,688	40,009,129
Carillion PLC	Construction & Engineering	7,084,170	38,514,069
GlaxoSmithKline PLC	Pharmaceuticals	4,356,107	101,175,570
HSBC Holdings PLC	Banks	8,684,100	86,519,682
[a]International Consolidated Airlines Group SA	Airlines	10,907,700	78,050,367
Kingfisher PLC	Specialty Retail	16,816,309	82,060,836
[a]Lloyds Banking Group PLC	Banks	41,802,420	52,533,698
Petrofac Ltd.	Energy Equipment & Services	1,753,256	22,622,987
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,334,902	46,412,986
Serco Group PLC	Commercial Services & Supplies	5,658,530	15,514,444
Sky PLC	Media	2,022,090	29,475,899
Tesco PLC	Food & Staples Retailing	18,844,434	54,953,600
Vodafone Group PLC	Wireless Telecommunication
	Services	18,176,089	66,508,041
			910,275,904
United States 33.7%
Abercrombie & Fitch Co., A	Specialty Retail	156,760	4,522,526
Accenture PLC, A	IT Services	164,571	14,207,414
American International Group Inc.	Insurance	1,499,395	82,166,846
Amgen Inc.	Biotechnology	943,640	155,993,128
Baker Hughes Inc.	Energy Equipment & Services	465,328	26,523,696
Best Buy Co. Inc.	Specialty Retail	983,140	38,745,547
Chevron Corp.	Oil, Gas & Consumable Fuels	154,346	16,803,649
Cisco Systems Inc.	Communications Equipment	1,538,232	42,516,732
Citigroup Inc.	Banks	2,704,680	145,971,580
Comcast Corp., Special A	Media	1,731,069	98,342,030
CVS Health Corp.	Food & Staples Retailing	993,660	90,780,778
FedEx Corp.	Air Freight & Logistics	42,649	7,599,199
Foot Locker Inc.	Specialty Retail	1,138,530	65,226,384
General Motors Co.	Automobiles	751,790	25,132,340
Halliburton Co.	Energy Equipment & Services	307,480	12,975,656
The Hartford Financial Services Group Inc.	Insurance	323,710	13,369,223
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	2,787,320	108,872,719
JPMorgan Chase & Co.	Banks	1,809,934	108,885,629
KBR Inc.	Construction & Engineering	1,379,340	23,228,086
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	941,720	19,672,531
LyondellBasell Industries NV, A	Chemicals	86,180	6,796,155
Medtronic Inc.	Health Care Equipment & Supplies	1,943,650	143,577,425
Merck & Co. Inc.	Pharmaceuticals	1,233,450	74,500,380
Microsoft Corp.	Software	3,230,020	154,427,256
Morgan Stanley	Capital Markets	3,647,850	128,331,363
[a]Navistar International Corp.	Machinery	1,144,790	40,983,482
[a]News Corp., A	Media	2,101,623	32,617,189
Noble Corp. PLC	Energy Equipment & Services	2,416,734	43,477,045
Oracle Corp.	Software	327,461	13,887,621
Paragon Offshore PLC	Energy Equipment & Services	740,461	2,687,873
Pfizer Inc.	Pharmaceuticals	3,473,310	108,193,606
PNC Financial Services Group Inc.	Banks	160,070	14,001,323
[a]Sprint Corp.	Wireless Telecommunication
	Services	1,085,037	5,555,389
SunTrust Banks Inc.	Banks	1,821,800	71,578,522

Templeton World Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
[a,c]Swift Energy Co.	Oil, Gas & Consumable Fuels	1,736,740	7,815,330
Twenty-First Century Fox Inc., A	Media	1,479,852	54,458,554
United Parcel Service Inc., B	Air Freight & Logistics	166,479	18,299,372
Verizon Communications Inc.	Diversified Telecommunication
	Services	328,562	16,621,952
			2,039,345,530
Total Common Stocks (Cost $4,663,209,733)			5,914,552,570
Preferred Stocks 0.6%
Brazil 0.6%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,834,838	28,943,696
Vale SA, ADR, pfd., A	Metals & Mining	1,018,732	7,915,548
Total Preferred Stocks (Cost $51,382,225)			36,859,244
		Principal Amount*
Mortgage-Backed Securities (Cost $1,727,009) 0.0%†
United States 0.0%†
FHLMC Gold 30 Year, 5.50%, 12/01/35		$1,752,197	1,966,811

Total Investments before Short Term Investments (Cost $4,716,318,967)			5,953,378,625

Short Term Investments 1.6%
Time Deposits 1.5%
Canada 0.8%
Bank of Montreal, 0.05%, 12/01/14		15,000,000	15,000,000
Royal Bank of Canada, 0.05%, 12/01/14		31,000,000	31,000,000
			46,000,000
United States 0.7%
Scotia Capital Markets, 0.03%, 12/01/14		42,000,000	42,000,000

Total Time Deposits (Cost $88,000,000)			88,000,000
Total Investments before Money Market Funds (Cost $4,804,318,967)			6,041,378,625
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$6,214,469) 0.1%
Money Market Funds 0.1%
United States 0.1%
[d]BNY Mellon Overnight Government Fund, 0.079%		6,214,469	6,214,469
Total Investments (Cost $4,810,533,436) 99.9%			6,047,593,094
Other Assets, less Liabilities 0.1%			6,729,051
Net Assets 100.0%			$6,054,322,145

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $30,437,876, representing 0.5% of net assets.
c A portion or all of the security is on loan at November 30, 2014.
d The rate shown is the annualized seven-day yield at period end.

Templeton World Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
FHLMC	-	Federal Home Loan Mortgage Corp.
IDR	-	International Depositary Receipt

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign Fund	World Fund

Cost of investments	$6,943,001,644	$4,824,495,216

Unrealized appreciation	$717,072,990	$1,698,359,202
Unrealized depreciation	(717,589,255)	(475,261,324)
Net unrealized appreciation (depreciation)	$(516,265)	$1,223,097,878

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$6,679,533,629	$-	$	- $	6,679,533,629
Short Term Investments	-	262,951,750		-	262,951,750
Total Investments in Securities	$6,679,533,629	$262,951,750	$	- $	6,942,485,379

Templeton World Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$61,627,374	$5,462,574	$	- $	67,089,948
Other Equity Investments[b]	5,884,321,866	-		-	5,884,321,866
Mortgage-Backed Securities	-	1,966,811		-	1,966,811
Short Term Investments	-	94,214,469		-	94,214,469
Total Investments in Securities	$5,945,949,240	$101,643,854	$	- $	6,047,593,094

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015